CONVERTIBLE NOTES PAYABLE	9 Months Ended
Sep. 30, 2015
CONVERTIBLE NOTES PAYABLE:
CONVERTIBLE NOTES PAYABLE

5. CONVERTIBLE NOTES PAYABLE

Convertible debt with a variable conversion feature consists of the following as of September 30, 2015 and December 31, 2014:

		September 30, 2015	December 31, 2014
Bluestem Advisors	(a)	48,048	-
Carebourn Capital	(b)	376,081	-
GHS Investments	(c)	43,253	-
JMJ Financial	(d)	48,870	55,556
JSJ Investments	(e)	50,000	-
KBM	(f)	-	64,000
LG	(g)	283,275	110,000
RDW Capital	(h)	100,000	-
SBI Investments	(i)	468,887	-
VGI	(j)	79,000	–
Total convertible notes payable		$1,497,414	$229,556
Less: debt discount		(1,237,764)	(223,556)
Convertible notes payable, net		259,650	6,000

Convertible debt with a variable conversion feature, provided and fully converted or assigned to third parties, during the nine months ended September 30, 2015, consists of the following:

		Issued During the period
Adar Bays	(k)	$44,00
Crown Bridge Partners	(l)	158,500
EMA Financial	(m)	71,500
FireRock	(n)	137,500
Peak One	(o)	50,500
Rider Capital	(p)	70,000
River North	(q)	52,500
Tangiers	(r)	55,000
Union Capital	(s)	44,00

(a) Bluestem Advisors

On September 14, 2015, a convertible note purchase agreement was entered into between River North Equity, LLC (ref (p)) (the “Seller”) and Bluestem Advisors LLC (the “Purchaser”). Under the convertible note purchase agreement, the Seller , who held a certain convertible promissory note dated March 18, 2015(the Note”) in the original principal amount of $52,500 wishes to sell and the Purchaser wishes to purchase the Note. On September 18, 2015, the convertible note purchase agreement was closed. The Note is a 9% convertible promissory note due on March 18, 2016 in the principal amount of $52,500 and is convertible by the note holder, at its option, any time after 180 days from issuance at a conversion price equal to 60% of the lowest trading price for our common stock during the twenty trading days prior to the date on which the note holder provides us with a conversion notice. The conversion price formula will be reduced from 60% to 50% if the Company is not DWAC eligible.

During the nine month period ended September 30, 2015 Bluestem converted $32,230 of principal from the aforementioned note into an aggregate of 48,833,333 shares of common stock.

On September 30, 2015, the Company issued Bluestem a 10% convertible promissory note in the principal amount of $27,778 due September 30, 2016. The note is convertible at Bluestem’s option into common stock of the Company at a conversion price equal to 45% of the lowest bid price during the 20 trading days immediately preceding the date of conversion.

(b) Carebourn Capital

During the nine months ended September 30, 2015, the Company issued several convertible promissory notes to Carebourn Capital LLC (“Carebourn”) which are convertible at Carebourn’s option into common stock of the Company at a conversion price equal to 50% of the average of the lowest three trading prices of the Company’s common stock during the 20 trading days immediately preceding the date of conversion.

During the nine month period ended September 30, 2015 Carebourn, converted $152,760 of principal into an aggregate of 219,444,843 shares of common stock.

Notes	# of Shares issued	Amount converted	September 30, 2015
$45,760 -10% due on January 26, 2016	54,910,676	$45,760	$-
$101,800 -10% due on May 30, 2016	-	-	101,800
$107,000 -10% due on August 6, 2016	164,534,167	107,000	-
$82,000 - 10% due on August 14, 2016	-	-	82,000
$132,281-10% convertible note due on June 18, 2016	-	-	132,281
$60,000 -10% convertible note due on June 22, 2016	-	-	60,000
	219,444,843	152,760	376,081

(c) GHS Investments

On September 23, 2015, the Company issued GHS Investments, LLC (“GHS”) an 8% convertible promissory note in the principal amount of $63,412 due March 3, 2016. The note is convertible at GHS’s option into common stock of the Company at a conversion price equal to 60% of the lowest closing price during the 20 trading days immediately preceding the date of conversion. The conversion price has a floor of $0.0005.

On September 22, 2015, we entered into an Investment Agreement and Registration Rights Agreement (collectively the “Agreement”) with GHS in order to establish a source of funding. Pursuant to this Agreement, GHS will provide us with an equity line of financing of up to $7,750,000, and upon effectiveness of a Form S-1 Registration Statement. The minimum amount that we must request from GHS is $5,000 at any one time. GHS will purchase common stock from us based on the amount specified in each request for funding from GHS. Pursuant to the Equity Purchase Agreement, GHS and its affiliates will not be required to purchase shares of our common stock that would result in GHS’s beneficial ownership equaling more than 9.99% of our outstanding common stock.

(d) JMJ

On December 15, 2014, we issued a convertible promissory note in the principal amount of $55,556 to JMJ Financial (“JMJ”) due December 15, 2016 (the “JMJ Note”). The JMJ Note was subject to an original issue discount resulting in net proceeds of $50,000. The JMJ Note, including accrued interest due thereon, is convertible by JMJ, at its option, any time after 180 days from the date of issuance at a conversion price equal to the lesser of $0.16 or 60% of the average of the two lowest trading prices during the twenty trading days prior to conversion. The JMJ Note may be prepaid by us any time within 120 days from the date of issuance without payment of interest. If we do not prepay the JMJ Note within such 120 day period, a one-time interest charge of 12% will be applied to the principal amount. The JMJ Note becomes immediately due and payable upon certain events of default and subjects us to significant default penalties. JMJ may provide us with additional loans on the same terms pursuant to which JMJ would receive notes which, together with the JMJ Note, aggregate to $250,000. The JMJ Note was amended on January 16, 2015 to, among other things, remove a provision which had provided that if, at any time while the JMJ Note is outstanding, we issued securities on more favorable terms than those contained in the JMJ Note, JMJ had the option to include the more favorable terms in the JMJ Note.

On April 28, 2015, the Company issued JMJ a $27,778 convertible promissory note, of which $2,778 was an original issue discount. The note is identical, in all material respects, to the existing JMJ Note. The note has a two-year term and provides for payment of interest on the principal amount at maturity at the rate of 12% per annum. The note, including accrued interest due thereon, is convertible by JMJ, at its option, any time after 180 days from the date of issuance at a conversion price equal to the lesser of $0.16 or 60% of the average of the two lowest trading prices during the twenty trading days prior to conversion.

During the nine months ended September 30, 2015 JMJ converted $34,464 of principal into an aggregate of 9,400,000 shares of common stock.

(e) JSJ Investments

On May 19, 2015, the Company issued JSJ Investments, Inc. (“JSJ”) a $50,000 convertible promissory note in the principal amount of $50,000 due February 2016. The JSJ note is convertible by JSJ, at its option, any time after 180 days from issuance at a conversion price equal to 45% of the lowest trading prices for our common stock during the twenty-day trading period prior to the date on which JSJ provides us with a conversion notice.

(f) KBM

On January 29, 2015 and December 19, 2014, the Company issued 8% convertible promissory notes to KBM Worldwide, Inc. (“KBM”) in the principal amounts of $48,000 and $64,000, respectively due November 2, 2015 and September 19, 2015, respectively, (the “KBM Notes”). The Company received cash proceeds of $44,100 and $60,000 for these notes. The KBM Notes are convertible by KBM at its option any time after 180 days from issuance at a conversion price equal to 58% of the average of the lowest three trading prices for our common stock during the ten trading day period prior to the date on which KBM provides us with a conversion notice. The KBM Notes may be prepaid by us any time within 180 days from the date of issuance at a premium ranging from 115% for a prepayment within the initial 30 days to 140% for prepayment after 150 days from the date of issuance but on or prior to 180 days from the date of issuance. The prepayment premium for the 31-60 day period is 120%, for the 61-90 day period is 125%, for the 91-120 day period is 130% and for the 121-150 day period is 135%. The KBM Notes become immediately due and payable upon the occurrence of certain events of default and subjects us to significant default penalties.

On June 25, 2015, the KBM notes were assigned by the Company to SBI Investments. The assignment was treated as a debt extinguishment by the Company.

(g) LG

On December 15, 2014, the Company issued to LG Capital Funding, LLC (“LG”) an 8% convertible promissory note in the principal amount of $110,000 due December 15, 2015 (the “LG #1 Note”). The LG Note was subject to an original issue discount of $15,000 resulting in net proceeds of $95,000. The LG #1 Note is convertible by LG, at its option, any time after 180 days from the date of issuance at a conversion price equal to 62% of the lowest closing bid price for our common stock for the twenty trading days prior to the date upon which LG provides us with a notice of conversion. The LG #1 Note may be prepaid by us any time within 180 days from the date of issuance at a premium ranging from 115% for a prepayment within the initial 30 days to 145% for a prepayment after 150 days from the date of issuance but on or prior to 180 days from the date of issuance. The prepayment premium for the 31-60 day period is 121%, for the 61-90 day period is 127%, for the 91-120 day period is 133%, and for the 121-150 day period is 139%. The LG #1 Note becomes immediately due and payable upon the occurrence of certain events of default and subjects us to significant default penalties.

During the nine months ended September 30, 2015, LG converted $110,000 of principal and $5,670 of interest into an aggregate of 87,115,082 shares of common stock.

On July 20, 2015 and September 3, 2015, the Company issued to LG 8% convertible promissory notes in the principal amount of $86,225 due on July 20, 2016 (“LG #2 Note), in the principal amount of $127,050 due on September 3, 2016 (“LG #3 Note) and in the principal amount of $70,000 due September 3, 2016, respectively.

These above notes are convertible by LG, at its option, any time after 180 days from the date of issuance at a conversion price equal to 62% of the lowest closing bid price for our common stock for the twenty trading days prior to the date upon which LG provides us with a notice of conversion. The LG #12 and #3 Notes may be prepaid by us any time within 180 days from the date of issuance at a premium ranging from 115% for a prepayment within the initial 30 days to 145% for a prepayment after 150 days from the date of issuance but on or prior to 180 days from the date of issuance. The prepayment premium for the 31-60 day period is 121%, for the 61-90 day period is 127%, for the 91-120 day period is 133%, and for the 121-150 day period is 139%. The LG #2 and #3 Notes becomes immediately due and payable upon the occurrence of certain events of default and subjects us to significant default penalties.

(h) RDW Capital

On July 10, 2015, the Company issued RDW Capital LLC (“RDW”) two10% convertible promissory notes in the principal amount of $100,000 due January 10, 2016 (the “RDW Notes”). The RDW Notes are convertible at RDW’s option into common stock of the Company at a conversion price equal to 50% of the lowest bid price in the 20 days immediately preceding the date of conversion.

During the nine months ended September 30, 2015, RDW converted $100,000 of principal into an aggregate of 45,332,000 shares of common stock.

(i) SBI Investments

During the nine months ended September 30, 2015, the Company issued several convertible promissory notes to SBI Investments LLC (“SBI”) with convertible at SBI’s option into common stock of the Company at a conversion price equal to 50% of the lowest bid price 20 days immediately preceding the date of conversion.

During the nine month period ended September 30, 2015 SBI converted $85,498 of principal into an aggregate of 50,066,552 shares of common stock.

Notes	# of Shares issued	Amount converted	September 30, 2015
$164,631 -8% due on June 25, 2015	50,066,552	$85,498	$79,133
$60,369 -8% due on June 25, 2016	-	-	60,369
$125,000 -8% due on June 26, 2016	-	-	125,000
$50,000 - 8% due on August 6, 2016	-	-	50,000
$104,385-10% convertible note due on September 21, 2016	-	-	104,385
$50,000 -10% convertible note due on September 20, 2016	-	-	50,000
	50,066,552	85,498	468,887

(j) VGI

On April 8, 2015, we issued to Vires Group, Inc. (“VGI”), a 12% convertible promissory note in the principal amount of $38,000 due January 2016 (the “VGI Note”). The VGI Note is convertible by VGI, at its option, any time after 180 days from issuance at a conversion price equal to 50% of the average of the three lowest trading prices for our common stock during the twenty-day trading period prior to the date on which VGI provides us with a conversion notice. The VGI Note becomes immediately due and payable upon the occurrence of certain events of default and subjects the Company to significant default penalties.

On May 11, 2015, the Company issued to VGI a 12% convertible promissory note in the principal amount of $10,000 due February 13, 2016 (the “Second VGI Note”). The Second VGI Note is convertible by VGI, at its option, any time after 180 days from the date of issuance at a conversion price equal to 50% of the average of the three lowest trading prices for our common stock during the twenty-day trading period prior to the date on which VGI provides us with a conversion notice.

On June 25, 2015, the VGI notes were assigned by the Company to SBI Investments. The assignment was treated as a debt extinguishment by the Company.

On July 13, 2015, the Company issued to VGI an 8% convertible promissory note in the principal amount of $79,000 due April 14, 2016 (the “Third VGI Note”). The Third VGI Note is convertible by VGI, at its option, any time after 180 days from the date of issuance at a conversion price equal to 50% of the average of the three lowest trading prices for our common stock during the twenty-day trading period prior to the date on which VGI provides us with a conversion notice.

(k) Adar Bays

On January 23, 2015, we issued to Adar Bays, LLC (“Adar”) an 8% convertible promissory note in the principal amount of $44,000 due January 23, 2016 (the “Adar Note”). The Adar Note was subject to an original issue discount of $6,500 resulting in net proceeds of $37,500. The Adar Note, including accrued interest due thereon, is convertible by Adar, at its option, any time after 180 days from the date of issuance at a conversion price equal to 62% of the lowest closing bid price for our common stock during the twenty trading days prior to conversion. In the event that our common stock becomes subject to a DTC “chill”, the conversion price formula will be reduced from 62% to 52% while the “chill” remains in effect. The Adar Note may be prepaid by us within 180 days from the date of issuance at a premium ranging from 115% for a prepayment within the initial 30 days to 145% for a prepayment after 150 days from the date of issuance but on or prior to 180 days from the date of issuance. The prepayment premium for the 31-60 day period is 121%, for the 61-90 day period is 127%, for the 91-120 day period is 133% and for the 121-150 day period is 139%. The Adar Note becomes immediately due and payable upon the occurrence of certain events of default and subjects us to significant default penalties.

On July 27, 2015, the Adar Note was assigned by the Company to Carebourn Capital LLC. The assignment was treated as a debt extinguishment by the Company.

(l) Crown Bridge Partners

On April 14, 2015, the Company issued to Crown Bridge Partners, LLC (“CBP”) a 5% convertible promissory note in the principal amount of $60,000 due April 2016 (the “CBP Note”). The CBP Note is convertible by CBP, at its option, any time after 180 days from issuance at a conversion price equal to 52% of the lowest trading prices for our common stock during the twenty-day trading period prior to the date on which CBP provides us with a conversion notice. The CBP Note becomes immediately due and payable upon the occurrence of certain events of default and subjects us to significant default penalties.

On May 22, 2015, the Company issued to CBP a 5% convertible promissory note in the principal amount of $48,500 due May 2016 (the “CBP Note 2”). The CBP Note 2 is convertible by CBP, at its option, any time after 180 days from issuance at a conversion price equal to 52% of the lowest trading prices for our common stock during the twenty-day trading period prior to the date on which CBP provides us with a conversion notice. The CBP Note becomes immediately due and payable upon the occurrence of certain events of default and subjects us to significant default penalties.

On May 26, 2015, the Company issued to CBP a convertible promissory note in the principal amount of $10,000 due May 2016 (the “CBP Note 3”). The CBP Note 3 is convertible at CBP’s option into common stock of the Company at a conversion price equal to 52% of the lowest trading prices for our common stock during the twenty-day trading period prior to the date on which CBP provides us with a conversion notice. The CBP Note becomes immediately due and payable upon the occurrence of certain events of default and subjects us to significant default penalties.

On June 4, 2015, the Company issued to CBP a convertible promissory note in the principal amount of $40,000 due June 2016 (the “CBP Note 4”). The CBP Note 4 is convertible at CBP’s option into common stock of the Company at a conversion price equal to 52% of the lowest trading prices for our common stock during the twenty-day trading period prior to the date on which CBP provides us with a conversion notice. The CBP Note becomes immediately due and payable upon the occurrence of certain events of default and subjects us to significant default penalties.

During the nine month period ended September 30, 2015, CBP converted $50,000 of principal into an aggregate of 5,033,506 shares of common stock.

On September 18, 2015 the CBP Note 1 and CBP Note 2 were assigned by the Company to Carebourn Capital LLC. The assignment was treated as a debt extinguishment by the Company.

(m) EMA Financial

On June 1, 2015, the Company issued EMA Financials, LLC (“EMA”) a $75,000 10% convertible promissory note in the principal amount of $75,000 due June 2016. The EMA note is convertible by JSJ, at its option, any time after 180 days from issuance at a conversion price equal to the lower of the closing sale price of common stock on the principal market on the trading day immediately preceding the closing date and 50% of the lowest trading prices for our common stock during the twenty-day trading period prior to the date on which EMA provides us with a conversion notice.

On September 22, 2015 the EMA Note was assigned by the Company to SBI Investments LLC. The assignment was treated as a debt extinguishment by the Company.

(n) FireRock

On January 6, 2015, we entered into a Securities Purchase Agreement (“SPA”) with FireRock Global Opportunities Fund L.P., a Delaware limited partnership (“FireRock”), pursuant to which we issued a convertible promissory note in the principal amount of $137,500 to FireRock (the “FireRock Note”). The FireRock Note was subject to an original issue discount of $15,000 resulting in our receipt of $122,500 in net proceeds. In connection with the SPA, we also issued 250,000 shares of our restricted common stock and a five-year warrant to purchase 500,000 shares of our common stock at an exercise price of $0.50 per share to FireRock. The SPA and a related Registration Rights Agreement between us and FireRock, dated January 6, 2015, provide for us to register the shares issuable upon conversion of the FireRock Note and the exercise of the warrant. We were required to file a registration statement with respect to the shares underlying the note and warrant within 60 days of the January 6, 2015 issuance date and have such registration statement declared effective not more than 150 days following the issuance date. We filed the registration statement on March 6, 2015. The note has a six-month term and provides for payment of interest on the principal amount at maturity at the rate of 1% per annum.

The note, including accrued interest thereon, can be prepaid by us, in whole or in part, at any time prior to maturity, upon three trading days’ prior written notice, at a premium of 135%. The premium rate also applies to any default interest which may be due at the time of prepayment. Default interest, at the rate of 15% per annum, will become due in the event that we fail to pay principal or interest when due on the Notes. The note is convertible at any time after issuance at the lower of (i) $0.20 per share or (ii) 60% (50% upon an Event of Default) of the volume weighted average price for our common stock during the three consecutive trading days immediately preceding the trading day on which we receive a notice of conversion. The SPA further provides that if we complete a registered primary public offering of our securities at any time during which the notes remains outstanding, that the note can be converted at the closing of such offering at a conversion price equal to a 10% discount to the offering price to investors in the offering. We are required to reserve 20,000,000 shares of our common stock to cover note conversions and register all such shares in the registration statement. We are also required to cause our transfer agent to issue and transfer shares to the holders of the Notes within one trading day of our receipt of a conversion notice. The failure to do so constitutes an Event of Default under the Notes. Other Events of Default including, but are not limited to, our failure to pay principal and interest when due, a material breach by us of any of the terms of the FireRock transaction documents, a breach of any representation or warranty made by us in the FireRock transaction documents having a material adverse effect on the holder of the Notes, our appointment of a receiver or trustee, our becoming bankrupt, our stock becoming delisted, our failure to comply with our reporting requirements under the Securities Exchange Act of 1934, our cessation of operations, our dissolution or liquidation, our failure to maintain any of our material assets, certain restatements of our financial statements, our effectuation of a reverse stock split, and certain unvacated judgments against us involving more than $50,000. Subject to applicable cure periods, the Notes become immediately due and payable upon the occurrence and during the continuation of Events of Default.

On July 7, 2015, the FireRock Note was in default due to failure to pay the principal amount and interest on the maturity date. As a result of certain default provisions contained in the note, upon default, the sum of $312,500 is required to be paid at  the discretion of FireRock, in the form of conversion into common stock.

During nine month period ended September 30, 2015, FireRock converted $205,500 of principal plus $1,297 accrued interest into an aggregate of 73,043,328 shares of common stock.

On August 6, 2015, the balance of principal in the amount of $107,000 of the FireRock Note was assigned by the Company to Carebourn Capital LLC. The assignment was treated as a debt extinguishment by the Company.

(o) Peak One

On May 12, 2015, the Company issued Peak One Opportunity Fund (“Peak One”) a $70,000 convertible promissory note in the principal amount of $70,000 due May 2018. The Peak One note is convertible at Peak One’s option into common stock of the Company at a conversion price equal to 60% of the lowest bid price 20 days immediately preceding the date of conversion. Pursuant to this agreement, the Company also issued 75,000 shares of common stock to Peak One with a fair value of $8,625 (a relative fair value of $7,000). The relative fair value of the shares issued was recorded as debt discount and will be amortized to interest expense over the term of the note.

On September 18, 2015 the Peak One note was assigned by the Company to LG Capital Funding, LLC. The assignment was treated as a debt extinguishment by the Company.

(p) Rider Capital

On June 15, 2015, the Company issued Rider Capital Corporation (“Rider”) a $50,000 convertible promissory note in the principal amount of $50,000 due June 2016. The Rider note is convertible by Rider, at its option, any time after 180 days from issuance at a conversion price equal to 30% of the lowest trading prices for our common stock during the sixty-day trading period prior to the date on which Rider provides us with a conversion notice.

During June 2015, Rider converted $50,000 of principal into an aggregate of 2,634,882 shares of common stock.

(q) River North Equity

On March 18, 2015, we issued to River North Equity, LLC (“River North”) a 9% convertible promissory note in the principal amount of $52,500 (the “River North Note”). The River North Note was subject to a 10% original issue discount resulting in our receipt of $47,250 in net proceeds. The River North Note is convertible by River North, at its option, any time after 180 days from issuance at a conversion price equal to 60% of the lowest trading price for our common stock during the twenty trading days prior to the date on which River North provides us with a conversion notice. The conversion price formula will be reduced from 60% to 50% if we are not DWAC eligible. The River North Note contains a right of first refusal in favor of River North with regard to certain future borrowings by us for the term of the River North Note. The River North Note may be prepaid by us any time prior to our receipt of a conversion notice from River North in an amount equal to 105% multiplied by the sum of the then outstanding principal amount of the River North Note plus (i) accrued and unpaid interest due on the principal amount; and (ii) default interest and penalty payments, if any, due on the River North Note at the time of prepayment. The River North Note becomes immediately due and payable upon the occurrence of certain events of default and subjects us to significant default penalties.

On September 14, 2015 the River North Note was assigned to Bluestem Advisors LLC. The assignment was treated as a debt extinguishment by the Company.

(r) Tangiers

On January 23, 2015, we issued a one-year 10% convertible promissory note to Tangiers Investment Group, LLC (“Tangiers”) in the principal amount of $55,000 (the “Tangiers Note”). The Tangiers Note was subject to an original issue discount of $5,000 resulting in net proceeds of $50,000. The Tangiers Note, including accrued interest due thereon, is convertible by Tangiers, at its option, any time after 180 days from the date of issuance at a conversion price equal to 52% of the lowest trading price for our common stock during the twenty trading days prior to conversion. The conversion price will be further reduced by 10% if we are placed on “chill” status with the Depository Trust Company until such “chill” is remedied and will be reduced by 5% if we are not Deposits and Withdrawal at Custodian eligible. The Tangiers Note may be prepaid by us within 180 days from the date of issuance at a premium ranging from 115% for a prepayment within the initial 30 days to 145% for a prepayment after 150 days from the date of issuance but on or prior to 180 days from the date of issuance. The prepayment premium for the 31-60 day period is 121%, for the 61-90 day period is 127%, for the 91-120 day period is 133%, and for the 121-150 day period is 139%. The Tangiers Note becomes immediately due and payable upon the occurrence of certain events of default and subjects us to significant default penalties. By mutual agreement, Tangiers may provide us with additional funding on the same terms up to an aggregate principal amount of $330,000 during the 9-month period which commenced on January 23, 2015.

During July 2015, Tangiers converted $55,000 of principal into an aggregate of 32,610,499 shares of common stock.

(s) Union Capital

On March 3, 2015, we issued an 8% convertible promissory note to Union Capital, LLC (“Union”) in the principal amount of $44,000 due March 3, 2016 (“Union Note”). The Note was subject to an original issue discount resulting in net proceeds of $38,000. The Note is convertible by Union, at its option, any time after 180 days from the date of issuance at a conversion price equal to 62% of the lowest closing bid price for our common stock for the twenty trading days prior to the date upon which Union provides us with a notice of conversion. The Note may be prepaid by us any time within 180 days from the date of issuance at a premium ranging from 115% for a prepayment within the initial 30 days to 145% for a prepayment after 150 days from the date of issuance but on or prior to 180 days from the date of issuance. The prepayment premium for the 31-60 day period is 121%, for the 61-90 day period is 127%, for the 91-120 day period is 133%, and for the 121-150 day period is 139%. The Note becomes immediately due and payable upon the occurrence of certain events of default and subjects us to significant default penalties.

During September 2015, Union Capital converted $2,420 of principal into an aggregate of 3,132,122 shares of common stock.

On September 22, 2015 the balance of $41,580 in principal plus accrued interest in the Union Note was assigned to GHS Investments, LLC. The assignment was treated as a debt extinguishment by the Company.

Debt discount

The conversion price of the aforementioned convertible notes are based on a variable that is not an input to the fair value of a “fixed-for-fixed” option as defined under FASB ASC Topic No. 815 - 40. The fair value of the conversion features was recognized as derivative instruments at the issuance dates and are measured at fair value at each reporting period. Debt discount was recorded up to the purchase price of the notes and is amortized to interest expense over the term of the notes. The fair value of the beneficial conversion feature in excess of the principal amount allocated to the notes was expensed immediately as unrealized loss on derivative obligation.

Following is a summary of the debt discount for each of the convertible notes:

Noteholder	December 31, 2014	Discount	Debt Extinguishment		Expense	September 30, 2015
Bluestem Advisors	$-	$80,278	$		$(33,974)	$46,304
Carebourn Capital	-	528,841			(191,419)	337,422
GHS Investments	-	63,412			(21,232)	42,180
JMJ Financial	55,556	27,778		(7,100)	(41,563)	34,671
JSJ Investments	-	50,000			(24,275)	25,725
KBM	62,800	48,000		(42,705)	(68,095)	-
LG	105,200	283,275		(7,500)	(129,285)	251,690
RDW Capital	-	200,000			(144,565)	55,435
SBI Investments	-	554,385			(166,517)	387,868
VGI	-	127,000		(32,552)	(37,979)	56,469
Adar Bays	-	44,000		(22,060)	(21,940)	-
Crown Bridge Partners	-	158,500		(112,188)	(46,312)	-
EMA Financial	-	75,000		(52,664)	(22,336)	-
FireRock	-	301,385		-	(301,385)	-
Peak One	-	70,000		(62,719)	(7,281)	-
Rider Capital	-	50,000		(50,000)	-	-
River North	-	52,500		(26,680)	(25,820)	-
Tangiers	-	55,000		-	(55,000)	-
Union Capital		44,000		(18,459)	(25,541)	-
Total	$223,556	$2,813,354		$(502,127)	$(1,364,519)	$1,237,764